Shareholder Report, Average Annual Return (Details)							3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended			32 Months Ended	40 Months Ended	60 Months Ended	81 Months Ended	101 Months Ended	120 Months Ended
	Nov. 30, 2023	Feb. 28, 2022	Jun. 30, 2021	Jan. 22, 2018	Jun. 01, 2016	Nov. 06, 2014	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000248247
Average Annual Return [Line Items]
Average Annual Return, Percent									6.86%
Without Sales Load [Member] | C000146994
Average Annual Return [Line Items]
Average Annual Return, Percent										8.44%					2.78%				31.69%
Without Sales Load [Member] | C000146996
Average Annual Return [Line Items]
Average Annual Return, Percent										8.79%					3.03%				34.52%
Without Sales Load [Member] | C000248242
Average Annual Return [Line Items]
Average Annual Return, Percent									3.85%
Without Sales Load [Member] | C000032185
Average Annual Return [Line Items]
Average Annual Return, Percent										8.92%					1.74%			2.46%
Without Sales Load [Member] | C000032175
Average Annual Return [Line Items]
Average Annual Return, Percent										5.20%					2.20%			1.51%
Without Sales Load [Member] | C000080936
Average Annual Return [Line Items]
Average Annual Return, Percent										11.97%					(0.10%)			1.59%
Without Sales Load [Member] | C000032186
Average Annual Return [Line Items]
Average Annual Return, Percent										12.27%					0.09%			1.81%
Without Sales Load [Member] | C000198612
Average Annual Return [Line Items]
Average Annual Return, Percent										12.38%					0.20%	9.65%
Without Sales Load [Member] | C000248244
Average Annual Return [Line Items]
Average Annual Return, Percent									8.69%
Without Sales Load [Member] | C000075033
Average Annual Return [Line Items]
Average Annual Return, Percent										14.50%					0.54%			2.95%
Without Sales Load [Member] | C000236137
Average Annual Return [Line Items]
Average Annual Return, Percent										14.61%			(0.48%)
Without Sales Load [Member] | C000080937
Average Annual Return [Line Items]
Average Annual Return, Percent										18.88%					0.83%			2.68%
Without Sales Load [Member] | C000032187
Average Annual Return [Line Items]
Average Annual Return, Percent										19.20%					1.07%			2.93%
Without Sales Load [Member] | C000115587
Average Annual Return [Line Items]
Average Annual Return, Percent										19.18%					1.11%			2.98%
Without Sales Load [Member] | C000131551
Average Annual Return [Line Items]
Average Annual Return, Percent										14.69%					2.65%			3.46%
Without Sales Load [Member] | C000136209
Average Annual Return [Line Items]
Average Annual Return, Percent										14.70%					2.72%			3.56%
Without Sales Load [Member] | C000104641
Average Annual Return [Line Items]
Average Annual Return, Percent										8.16%					(0.99%)			(0.27%)
Without Sales Load [Member] | C000236138
Average Annual Return [Line Items]
Average Annual Return, Percent										8.35%			2.44%
Without Sales Load [Member] | C000110231
Average Annual Return [Line Items]
Average Annual Return, Percent										30.19%					7.73%			8.39%
Without Sales Load [Member] | C000032191
Average Annual Return [Line Items]
Average Annual Return, Percent										30.55%					7.99%			8.67%
Without Sales Load [Member] | C000146917
Average Annual Return [Line Items]
Average Annual Return, Percent										30.57%					8.08%			8.78%
Without Sales Load [Member] | C000248245
Average Annual Return [Line Items]
Average Annual Return, Percent									8.78%
Without Sales Load [Member] | C000131550
Average Annual Return [Line Items]
Average Annual Return, Percent										10.80%					5.45%			4.54%
Without Sales Load [Member] | C000136207
Average Annual Return [Line Items]
Average Annual Return, Percent										10.89%					5.56%			4.65%
Without Sales Load [Member] | C000032188
Average Annual Return [Line Items]
Average Annual Return, Percent										10.73%					0.35%			1.99%
Without Sales Load [Member] | C000228771
Average Annual Return [Line Items]
Average Annual Return, Percent										10.92%				(2.65%)
Without Sales Load [Member] | C000032189
Average Annual Return [Line Items]
Average Annual Return, Percent										7.37%					2.04%			1.88%
Without Sales Load [Member] | C000032190
Average Annual Return [Line Items]
Average Annual Return, Percent										10.61%					(1.16%)			0.52%
Without Sales Load [Member] | C000248243
Average Annual Return [Line Items]
Average Annual Return, Percent									11.55%
Without Sales Load [Member] | C000032192
Average Annual Return [Line Items]
Average Annual Return, Percent										16.43%					5.48%			5.06%
Without Sales Load [Member] | C000236136
Average Annual Return [Line Items]
Average Annual Return, Percent										16.38%			15.33%
Without Sales Load [Member] | C000246929
Average Annual Return [Line Items]
Average Annual Return, Percent									4.99%
Without Sales Load [Member] | C000032176
Average Annual Return [Line Items]
Average Annual Return, Percent										6.68%					2.87%			2.22%
Without Sales Load [Member] | C000228770
Average Annual Return [Line Items]
Average Annual Return, Percent										6.73%				12.53%
Without Sales Load [Member] | C000248241
Average Annual Return [Line Items]
Average Annual Return, Percent									5.64%
Without Sales Load [Member] | C000032180
Average Annual Return [Line Items]
Average Annual Return, Percent										7.05%					2.00%			1.83%
Without Sales Load [Member] | C000236135
Average Annual Return [Line Items]
Average Annual Return, Percent										7.10%			7.89%
Without Sales Load [Member] | C000069457
Average Annual Return [Line Items]
Average Annual Return, Percent										8.70%					2.74%			2.50%
Without Sales Load [Member] | C000172680
Average Annual Return [Line Items]
Average Annual Return, Percent										8.98%					3.20%		32.79%
Without Sales Load [Member] | C000077412
Average Annual Return [Line Items]
Average Annual Return, Percent										8.50%					2.49%			2.25%
Without Sales Load [Member] | C000065580
Average Annual Return [Line Items]
Average Annual Return, Percent										8.94%					2.99%			2.76%
Without Sales Load [Member] | C000248246
Average Annual Return [Line Items]
Average Annual Return, Percent									7.00%
Without Sales Load [Member] | C000140807
Average Annual Return [Line Items]
Average Annual Return, Percent										10.53%					2.69%			3.01%
Without Sales Load [Member] | C000140808
Average Annual Return [Line Items]
Average Annual Return, Percent										10.64%					2.83%			3.15%
Without Sales Load [Member] | C000032183
Average Annual Return [Line Items]
Average Annual Return, Percent										6.33%					0.90%			1.12%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)				16.02%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)				16.02%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent									3.41%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Average Annual Return, Percent										9.70%					1.05%			2.29%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%			(2.60%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%			(8.00%)
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent										37.84%					14.57%			12.41%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent										37.84%					14.57%			12.41%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Average Annual Return, Percent										37.84%					14.57%			12.41%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%				(12.77%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Average Annual Return, Percent										9.55%					(1.64%)			0.23%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%			(2.60%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%				(6.36%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%			(2.60%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)		10.56%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Treasury Bills 1-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Bills 1-Month Index
Average Annual Return, Percent									3.36%
Bloomberg US Treasury Bills 1-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Treasury Bills 1-Month Index
Average Annual Return, Percent										3.67%					1.59%				11.72%
Bloomberg US Treasury Bills 1-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Treasury Bills 1-Month Index
Average Annual Return, Percent										3.67%					1.59%				11.72%
Bloomberg 7-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year Municipal Bond Index
Average Annual Return, Percent									2.65%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent									2.45%
Bloomberg 7-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg 7-Year Municipal Bond Index
Average Annual Return, Percent										7.37%					1.02%			2.01%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent										7.23%					0.85%			1.86%
Lipper Government Money Market Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Lipper Government Money Market Average
Average Annual Return, Percent										4.86%					2.04%			1.32%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)	8.63%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent									6.88%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg US Corporate Bond Index
Average Annual Return, Percent										13.63%					0.54%			2.57%
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate Bond Index
Average Annual Return, Percent										13.63%			0.16%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent										18.16%					0.47%			2.92%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent										18.16%					0.47%			2.92%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent										18.16%					0.47%			2.92%
J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return, Percent										14.90%					2.44%			3.81%
J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return, Percent										14.90%					2.44%			3.81%
J.P Morgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												J.P Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent										8.76%					(0.92%)			(0.06%)
J.P Morgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent										8.76%			4.88%
Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent										30.94%					10.10%			8.84%
Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent										30.94%					10.10%			8.84%
Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index
Average Annual Return, Percent										30.94%					10.10%			8.84%
Credit Suisse Institutional Leveraged Loan BB Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Institutional Leveraged Loan BB Index
Average Annual Return, Percent									7.74%
Credit Suisse Institutional Leveraged Loan BB Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Credit Suisse Institutional Leveraged Loan BB Index
Average Annual Return, Percent										8.85%					4.16%			4.15%
Credit Suisse Institutional Leveraged Loan BB Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Credit Suisse Institutional Leveraged Loan BB Index
Average Annual Return, Percent										8.85%					4.16%			4.15%
Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent										9.92%					0.33%			2.11%
Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent										9.92%				(1.82%)
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return, Percent										6.28%					1.53%			1.57%
ICE BofA U.S. GNMA Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. GNMA Mortgage Backed Securities Index
Average Annual Return, Percent										10.65%					(0.47%)			0.99%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent									9.82%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent										14.93%					3.97%			4.61%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent										14.93%			11.05%
ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent									4.93%
ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent										5.39%					2.36%			1.69%
ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent										5.39%				11.29%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent									4.62%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent										5.76%					1.33%			1.33%
ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent										5.76%			5.08%
30-year US Treasury Bond Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name												30-year US Treasury Bond Yield
Average Annual Return, Percent										4.07%					2.68%			2.83%
30-year US Treasury Bond Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name					30-year US Treasury Bond Yield
Average Annual Return, Percent										4.07%					2.68%		26.24%
30-year US Treasury Bond Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name												30-year US Treasury Bond Yield
Average Annual Return, Percent										4.07%					2.68%			2.83%
30-year US Treasury Bond Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name												30-year US Treasury Bond Yield
Average Annual Return, Percent										4.07%					2.68%			2.83%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent									5.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Average Annual Return, Percent										10.55%					(0.23%)			1.49%
ICE BofA 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												ICE BofA 1-5 Year U.S. Treasury Index
Average Annual Return, Percent										6.18%					1.00%			1.33%